Cost of Other Revenues - Summary of Cost of Other Revenues (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cost of Revenue [Abstract]
Interest expenses of borrowings	¥ 15,240,283	$ 2,335,676	¥ 288,241,857	¥ 547,368,755
Other costs	202,030,929	30,962,594	247,530,755	184,417,017
Total	¥ 217,271,212	$ 33,298,270	¥ 535,772,612	¥ 731,785,772